Distribution Date:	04/17/23	UBS Commercial Mortgage Trust 2019-C16
Determination Date:	04/11/23
Next Distribution Date:	05/17/23
Record Date:	03/31/23	Commercial Mortgage Pass-Through Certificates
Series 2019-C16
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents
Section	Pages	Role	Party and Contact Information	Contacts
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		Nicholas Galeone	(212) 713-8832
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-15		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	16-18		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	19	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	20
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@wellsfargo.com
Modified Loan Detail	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

Park Drive St.

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276YAA1	2.738700%	18,368,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276YAB9	3.440000%	78,496,000.00	21,510,427.20	421,992.86	61,663.22	0.00	0.00	483,656.08	21,088,434.34	33.75%	30.00%
A-SB	90276YAC7	3.460300%	36,080,000.00	36,080,000.00	0.00	104,039.69	0.00	0.00	104,039.69	36,080,000.00	33.75%	30.00%
A-3	90276YAD5	3.343600%	140,000,000.00	140,000,000.00	0.00	390,086.67	0.00	0.00	390,086.67	140,000,000.00	33.75%	30.00%
A-4	90276YAE3	3.604800%	204,926,000.00	204,926,000.00	0.00	615,597.70	0.00	0.00	615,597.70	204,926,000.00	33.75%	30.00%
A-S	90276YAH6	3.887200%	75,094,000.00	75,094,000.00	0.00	243,254.50	0.00	0.00	243,254.50	75,094,000.00	21.37%	19.00%
B	90276YAJ2	4.320100%	30,720,000.00	30,720,000.00	0.00	110,594.56	0.00	0.00	110,594.56	30,720,000.00	16.31%	14.50%
C	90276YAK9	4.923300%	20,439,000.00	20,439,000.00	0.00	83,856.11	0.00	0.00	83,856.11	20,439,000.00	12.94%	11.51%
D	90276YAN3	5.191165%	10,240,000.00	10,240,000.00	0.00	44,297.94	0.00	0.00	44,297.94	10,240,000.00	11.26%	10.01%
D-RR	90276YAQ6	5.191165%	13,695,000.00	13,695,000.00	0.00	59,244.17	0.00	0.00	59,244.17	13,695,000.00	9.00%	8.00%
E-RR	90276YAS2	5.191165%	10,240,000.00	10,240,000.00	0.00	44,297.94	0.00	0.00	44,297.94	10,240,000.00	7.31%	6.50%
F-RR	90276YAU7	5.191165%	6,827,000.00	6,827,000.00	0.00	29,533.40	0.00	0.00	29,533.40	6,827,000.00	6.19%	5.50%
G-RR	90276YAW3	5.191165%	8,533,000.00	8,533,000.00	0.00	36,913.51	0.00	0.00	36,913.51	8,533,000.00	4.78%	4.25%
H-RR	90276YAY9	5.191165%	6,827,000.00	6,827,000.00	0.00	29,533.40	0.00	0.00	29,533.40	6,827,000.00	3.66%	3.25%
NR-RR*	90276YBA0	5.191165%	22,187,051.00	22,187,051.00	0.00	92,278.76	0.00	0.00	92,278.76	22,187,051.00	0.00%	0.00%
Z	90276YBC6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90276YBE2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			682,672,051.00	607,318,478.20	421,992.86	1,945,191.57	0.00	0.00	2,367,184.43	606,896,485.34

X-A	90276YAF0	1.698972%	477,870,000.00	402,516,427.20	0.00	569,886.89	0.00	0.00	569,886.89	402,094,434.34
X-B	90276YAG8	1.030897%	126,253,000.00	126,253,000.00	0.00	108,461.58	0.00	0.00	108,461.58	126,253,000.00
Notional SubTotal			604,123,000.00	528,769,427.20	0.00	678,348.47	0.00	0.00	678,348.47	528,347,434.34

Deal Distribution Total					421,992.86	2,623,540.04	0.00	0.00	3,045,532.90

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276YAA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276YAB9	274.03214431	5.37597916	0.78555875	0.00000000	0.00000000	0.00000000	0.00000000	6.16153791	268.65616515
A-SB	90276YAC7	1,000.00000000	0.00000000	2.88358343	0.00000000	0.00000000	0.00000000	0.00000000	2.88358343	1,000.00000000
A-3	90276YAD5	1,000.00000000	0.00000000	2.78633336	0.00000000	0.00000000	0.00000000	0.00000000	2.78633336	1,000.00000000
A-4	90276YAE3	1,000.00000000	0.00000000	3.00399998	0.00000000	0.00000000	0.00000000	0.00000000	3.00399998	1,000.00000000
A-S	90276YAH6	1,000.00000000	0.00000000	3.23933337	0.00000000	0.00000000	0.00000000	0.00000000	3.23933337	1,000.00000000
B	90276YAJ2	1,000.00000000	0.00000000	3.60008333	0.00000000	0.00000000	0.00000000	0.00000000	3.60008333	1,000.00000000
C	90276YAK9	1,000.00000000	0.00000000	4.10275013	0.00000000	0.00000000	0.00000000	0.00000000	4.10275013	1,000.00000000
D	90276YAN3	1,000.00000000	0.00000000	4.32597070	0.00000000	0.00000000	0.00000000	0.00000000	4.32597070	1,000.00000000
D-RR	90276YAQ6	1,000.00000000	0.00000000	4.32597079	0.00000000	0.00000000	0.00000000	0.00000000	4.32597079	1,000.00000000
E-RR	90276YAS2	1,000.00000000	0.00000000	4.32597070	0.00000000	0.00000000	0.00000000	0.00000000	4.32597070	1,000.00000000
F-RR	90276YAU7	1,000.00000000	0.00000000	4.32597041	0.00000000	0.00000000	0.00000000	0.00000000	4.32597041	1,000.00000000
G-RR	90276YAW3	1,000.00000000	0.00000000	4.32597094	0.00000000	0.00000000	0.00000000	0.00000000	4.32597094	1,000.00000000
H-RR	90276YAY9	1,000.00000000	0.00000000	4.32597041	0.00000000	0.00000000	0.00000000	0.00000000	4.32597041	1,000.00000000
NR-RR	90276YBA0	1,000.00000000	0.00000000	4.15912687	0.16684371	1.80000172	0.00000000	0.00000000	4.15912687	1,000.00000000
Z	90276YBC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90276YBE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276YAF0	842.31365685	0.00000000	1.19255632	0.00000000	0.00000000	0.00000000	0.00000000	1.19255632	841.43058644
X-B	90276YAG8	1,000.00000000	0.00000000	0.85908121	0.00000000	0.00000000	0.00000000	0.00000000	0.85908121	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	03/01/23 - 03/30/23	30	0.00	61,663.22	0.00	61,663.22	0.00	0.00	0.00	61,663.22	0.00
A-SB	03/01/23 - 03/30/23	30	0.00	104,039.69	0.00	104,039.69	0.00	0.00	0.00	104,039.69	0.00
A-3	03/01/23 - 03/30/23	30	0.00	390,086.67	0.00	390,086.67	0.00	0.00	0.00	390,086.67	0.00
A-4	03/01/23 - 03/30/23	30	0.00	615,597.70	0.00	615,597.70	0.00	0.00	0.00	615,597.70	0.00
X-A	03/01/23 - 03/30/23	30	0.00	569,886.89	0.00	569,886.89	0.00	0.00	0.00	569,886.89	0.00
X-B	03/01/23 - 03/30/23	30	0.00	108,461.58	0.00	108,461.58	0.00	0.00	0.00	108,461.58	0.00
A-S	03/01/23 - 03/30/23	30	0.00	243,254.50	0.00	243,254.50	0.00	0.00	0.00	243,254.50	0.00
B	03/01/23 - 03/30/23	30	0.00	110,594.56	0.00	110,594.56	0.00	0.00	0.00	110,594.56	0.00
C	03/01/23 - 03/30/23	30	0.00	83,856.11	0.00	83,856.11	0.00	0.00	0.00	83,856.11	0.00
D	03/01/23 - 03/30/23	30	0.00	44,297.94	0.00	44,297.94	0.00	0.00	0.00	44,297.94	0.00
D-RR	03/01/23 - 03/30/23	30	0.00	59,244.17	0.00	59,244.17	0.00	0.00	0.00	59,244.17	0.00
E-RR	03/01/23 - 03/30/23	30	0.00	44,297.94	0.00	44,297.94	0.00	0.00	0.00	44,297.94	0.00
F-RR	03/01/23 - 03/30/23	30	0.00	29,533.40	0.00	29,533.40	0.00	0.00	0.00	29,533.40	0.00
G-RR	03/01/23 - 03/30/23	30	0.00	36,913.51	0.00	36,913.51	0.00	0.00	0.00	36,913.51	0.00
H-RR	03/01/23 - 03/30/23	30	0.00	29,533.40	0.00	29,533.40	0.00	0.00	0.00	29,533.40	0.00
NR-RR	03/01/23 - 03/30/23	30	36,078.88	95,980.53	0.00	95,980.53	3,701.77	0.00	0.00	92,278.76	39,936.73
Z	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			36,078.88	2,627,241.81	0.00	2,627,241.81	3,701.77	0.00	0.00	2,623,540.04	39,936.73

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	3,045,532.90
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,635,936.27	Master Servicing Fee	1,653.23
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,362.52
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	261.48
ARD Interest	0.00	Operating Advisor Fee	1,223.75
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	193.50
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,635,936.27	Total Fees	8,694.48

Principal		Expenses/Reimbursements
Scheduled Principal	421,992.86	Reimbursement for Interest on Advances	201.77
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	421,992.86	Total Expenses/Reimbursements	3,701.77

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,623,540.04
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	421,992.86
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,045,532.90
Total Funds Collected	3,057,929.13	Total Funds Distributed	3,057,929.15

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	607,318,478.43	607,318,478.43	Beginning Certificate Balance	607,318,478.20
(-) Scheduled Principal Collections	421,992.86	421,992.86	(-) Principal Distributions	421,992.86
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	606,896,485.57	606,896,485.57	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	607,364,479.91	607,364,479.91	Ending Certificate Balance	606,896,485.34
Ending Actual Collateral Balance	606,930,292.02	606,930,292.02

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.23)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.23)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.19%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	21,858,269.58	3.60%	71	5.3159	NAP	Defeased	2	21,858,269.58	3.60%	71	5.3159	NAP
4,000,000 or less	14	37,410,493.65	6.16%	67	5.2486	1.726461	1.30 or less	11	86,594,646.17	14.27%	70	4.9750	0.688283
4,000,001 to 9,000,000	21	137,560,901.26	22.67%	68	5.1678	1.387826	1.31 to 1.40	8	123,658,371.20	20.38%	70	5.4028	1.363554
9,000,001 to 14,000,000	10	108,532,913.16	17.88%	65	4.9317	1.777674	1.41 to 1.50	5	36,893,989.11	6.08%	70	5.4064	1.445002
14,000,001 to 19,000,000	6	106,627,063.57	17.57%	70	5.2591	1.537418	1.51 to 1.60	6	50,479,900.18	8.32%	70	4.8998	1.573642
19,000,001 to 24,000,000	5	107,665,000.00	17.74%	71	4.6362	1.808740	1.61 to 1.70	2	17,070,604.19	2.81%	71	5.3732	1.679507
24,000,001 to 29,000,000	1	27,403,688.24	4.52%	71	5.3050	1.350000	1.71 to 1.80	9	67,718,892.15	11.16%	71	4.7851	1.759159
29,000,001 to 34,000,000	2	59,838,156.11	9.86%	39	4.9280	1.710920	1.81 to 1.90	1	22,500,000.00	3.71%	71	4.8000	1.830000
34,000,001 to 44,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	4	22,928,045.08	3.78%	70	4.9413	1.964250
44,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.20	8	88,500,384.86	14.58%	38	4.8529	2.105105
Totals	61	606,896,485.57	100.00%	66	5.0402	1.606297	2.21 to 2.40	3	52,519,458.53	8.65%	70	4.7813	2.351958
							2.41 or greater	2	16,173,924.52	2.67%	71	4.9030	2.576640
							Totals	61	606,896,485.57	100.00%	66	5.0402	1.606297
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	21,858,269.58	3.60%	71	5.3159	NAP	Totals	254	606,896,485.57	100.00%	66	5.0402	1.606297
Arizona	1	5,270,000.00	0.87%	71	5.2200	1.980000
									Property Type³
Arkansas	1	5,100,000.00	0.84%	70	4.8500	1.960000
California	4	47,816,811.94	7.88%	69	5.3593	1.303177		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Colorado	1	3,173,924.52	0.52%	71	5.3250	2.440000		Properties	Balance	Agg. Bal.			DSCR¹
Florida	5	44,179,759.71	7.28%	70	5.2364	1.939911	Defeased	3	21,858,269.58	3.60%	71	5.3159	NAP
Georgia	4	17,045,718.20	2.81%	70	5.1548	1.255708	Industrial	16	40,802,469.68	6.72%	72	4.8890	1.757502
Hawaii	186	22,999,999.95	3.79%	70	4.3100	2.400000	Lodging	6	37,226,087.46	6.13%	71	5.6940	0.983960
Illinois	2	11,074,474.36	1.82%	70	5.1000	1.518997	Mixed Use	1	19,000,000.00	3.13%	71	4.3450	1.600000
Indiana	2	5,185,096.55	0.85%	71	5.3050	1.350000	Multi-Family	19	113,904,529.48	18.77%	71	4.9638	1.263803
Louisiana	5	17,560,993.57	2.89%	71	5.5900	1.380000	Office	6	135,563,997.06	22.34%	49	4.9590	1.773231
Maryland	1	8,354,991.84	1.38%	71	4.8250	1.590000	Other	178	21,793,357.26	3.59%	70	4.3100	2.400000
Michigan	3	21,645,913.05	3.57%	71	5.2800	1.583974	Retail	23	198,068,055.05	32.64%	70	5.1202	1.738702
Minnesota	1	896,000.00	0.15%	71	6.1600	1.200000	Self Storage	2	18,679,719.59	3.08%	71	5.5100	1.430000
Mississippi	6	30,740,811.96	5.07%	72	4.8000	1.730000	Totals	254	606,896,485.57	100.00%	66	5.0402	1.606297
Missouri	2	1,693,500.00	0.28%	71	6.1146	1.267709
New Jersey	1	22,500,000.00	3.71%	71	4.8000	1.830000
New York	3	33,750,000.00	5.56%	71	4.8184	1.598015
North Carolina	2	8,933,575.17	1.47%	71	5.9374	1.407022
Ohio	4	22,522,668.27	3.71%	71	5.3186	1.337916
Pennsylvania	2	34,419,458.53	5.67%	71	4.6497	1.962569
Texas	9	138,645,249.16	22.84%	50	4.7774	1.579680
Utah	2	18,679,719.59	3.08%	71	5.5100	1.430000
Virginia	3	57,539,381.43	9.48%	69	5.2697	1.470489
Wisconsin	1	5,310,167.78	0.87%	72	5.0350	1.120000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	21,858,269.58	3.60%	71	5.3159	NAP	Defeased	2	21,858,269.58	3.60%	71	5.3159	NAP
	4.5000% or less	5	78,000,000.00	12.85%	71	4.3059	1.411282	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7000%	8	85,340,028.65	14.06%	37	4.6024	2.011521	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7001% to 4.9000%	10	88,136,613.95	14.52%	71	4.8048	1.890758	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.9001% to 5.1000%	5	28,114,431.28	4.63%	70	5.0294	1.648755	37 months to 48 months	6	39,635,995.16	6.53%	72	4.8822	1.622951
	5.1001% to 5.3000%	11	122,640,252.77	20.21%	70	5.2310	1.614242	49 months or greater	53	545,402,220.83	89.87%	65	5.0406	1.617428
	5.3001% to 5.5000%	10	112,242,067.12	18.49%	70	5.3938	1.576596	Totals	61	606,896,485.57	100.00%	66	5.0402	1.606297
	5.5001% to 5.7000%	4	45,139,566.19	7.44%	71	5.5721	1.435493
	5.7001% or greater	6	25,425,256.03	4.19%	71	5.9269	0.472171
	Totals	61	606,896,485.57	100.00%	66	5.0402	1.606297
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	21,858,269.58	3.60%	71	5.3159	NAP	Defeased	2	21,858,269.58	3.60%	71	5.3159	NAP
	114 months or less	59	585,038,215.99	96.40%	66	5.0299	1.617802	Interest Only	18	218,104,500.00	35.94%	57	4.7187	1.830435
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	3	15,665,207.00	2.58%	71	5.9737	(0.009770)
	Totals	61	606,896,485.57	100.00%	66	5.0402	1.606297	300 months to 350 months	38	351,268,508.99	57.88%	70	5.1810	1.558361
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	61	606,896,485.57	100.00%	66	5.0402	1.606297
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	21,858,269.58	3.60%	71	5.3159	NAP			No outstanding loans in this group
Underwriter's Information		7	98,705,494.16	16.26%	71	4.9666	1.718352
	12 months or less	52	486,332,721.83	80.13%	64	5.0427	1.597395
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	61	606,896,485.57	100.00%	66	5.0402	1.606297
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A1	30502206	OF	Addison	TX	Actual/360	4.568%	19,667.78	0.00	0.00	N/A	02/06/24	--	5,000,000.00	5,000,000.00	04/06/23
1A23	30502695				Actual/360	4.568%	7,867.11	0.00	0.00	N/A	02/06/24	--	2,000,000.00	2,000,000.00	04/06/23
1A4	30502214				Actual/360	4.568%	39,335.56	0.00	0.00	N/A	02/06/24	--	10,000,000.00	10,000,000.00	04/06/23
1A7	30502217				Actual/360	4.568%	118,006.67	0.00	0.00	N/A	02/06/24	--	30,000,000.00	30,000,000.00	04/06/23
2A1	30315912	OF	Norfolk	VA	Actual/360	5.290%	136,068.13	32,278.41	0.00	N/A	01/06/29	--	29,870,434.52	29,838,156.11	04/06/23
2A2A	30315913				Actual/360	5.290%	70,163.63	16,644.39	0.00	N/A	01/06/29	--	15,402,711.68	15,386,067.29	04/06/23
3A1	30502401	MF	Austin	TX	Actual/360	4.283%	73,756.41	0.00	0.00	N/A	03/06/29	--	20,000,000.00	20,000,000.00	04/06/23
3A2	30502402				Actual/360	4.283%	36,878.20	0.00	0.00	N/A	03/06/29	--	10,000,000.00	10,000,000.00	04/06/23
3A3	30502403				Actual/360	4.283%	22,126.92	0.00	0.00	N/A	03/06/29	--	6,000,000.00	6,000,000.00	04/06/23
4A1	30502459	IN	Various	MS	Actual/360	4.800%	40,146.23	12,320.31	0.00	N/A	04/06/29	--	9,712,797.42	9,700,477.11	04/06/23
4A2	30502460				Actual/360	4.800%	40,146.23	12,320.31	0.00	N/A	04/06/29	--	9,712,797.42	9,700,477.11	04/06/23
4A3	30502461				Actual/360	4.800%	40,146.23	12,320.31	0.00	N/A	04/06/29	--	9,712,797.42	9,700,477.11	04/06/23
4A4	30502464				Actual/360	4.800%	6,784.71	2,082.12	0.00	N/A	04/06/29	--	1,641,463.14	1,639,381.02	04/06/23
6	30502538	MF	Various	Various	Actual/360	5.305%	125,328.61	31,354.87	0.00	N/A	03/06/29	--	27,435,043.11	27,403,688.24	04/06/23
8	30502488	Various Honolulu		HI	Actual/360	4.310%	85,361.94	0.00	0.00	N/A	02/07/29	--	23,000,000.00	23,000,000.00	04/07/23
9A2	30502363	RT	Pittsburgh	PA	Actual/360	4.649%	80,074.72	0.00	0.00	N/A	03/06/29	--	20,000,000.00	20,000,000.00	04/06/23
9A72	30502540				Actual/360	4.649%	12,011.21	0.00	0.00	N/A	03/06/29	--	3,000,000.00	3,000,000.00	04/06/23
10	30315915	RT	South Plainfield	NJ	Actual/360	4.800%	93,000.00	0.00	0.00	N/A	03/06/29	--	22,500,000.00	22,500,000.00	04/06/23
11	30502233	OF	West Palm Beach	FL	Actual/360	5.115%	97,637.13	0.00	0.00	N/A	02/06/29	--	22,165,000.00	22,165,000.00	04/06/23
12	30315916	SS	Various	UT	Actual/360	5.510%	88,726.92	20,409.06	0.00	N/A	03/06/29	--	18,700,128.65	18,679,719.59	04/06/23
13	30315917	MU	New York	NY	Actual/360	4.345%	71,089.03	0.00	0.00	N/A	03/05/29	--	19,000,000.00	19,000,000.00	04/05/23
14	30502004	RT	Orangevale	CA	Actual/360	5.410%	83,478.20	18,834.04	0.00	N/A	01/06/29	--	17,919,117.16	17,900,283.12	04/06/23
15	30502030	RT	Kyle	TX	Actual/360	5.463%	85,146.93	0.00	0.00	N/A	01/06/29	--	18,100,000.00	18,100,000.00	04/06/23
16	30315918	MF	Baton Rouge	LA	Actual/360	5.590%	84,615.83	17,458.01	0.00	N/A	03/06/29	--	17,578,451.58	17,560,993.57	04/06/23
17	30502005	RT	Windsor	CA	Actual/360	5.440%	63,076.97	14,054.17	0.00	N/A	01/06/29	--	13,465,197.01	13,451,142.84	04/06/23
18	30502457	LO	Detroit	MI	Actual/360	5.706%	60,961.01	15,121.26	0.00	N/A	03/06/29	--	12,406,840.28	12,391,719.02	04/06/23
19	30315919	RT	San Antonio	TX	Actual/360	4.800%	53,733.33	0.00	0.00	N/A	03/06/29	--	13,000,000.00	13,000,000.00	04/06/23
20	30315920	MF	Alexander	AR	Actual/360	5.320%	59,554.44	0.00	0.00	N/A	03/01/29	--	13,000,000.00	13,000,000.00	04/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
21	30502308	RT	Mechanicsburg	PA	Actual/360	4.650%	45,794.97	17,370.54	0.00	N/A	02/06/29	--	11,436,829.07	11,419,458.53	04/06/23
22	30502187	RT	West Palm Beach	FL	Actual/360	5.300%	34,012.94	9,300.82	0.00	N/A	01/06/29	--	7,452,621.55	7,443,320.73	04/06/23
23	30502188	RT	West Palm Beach	FL	Actual/360	5.300%	17,878.59	4,888.90	0.00	N/A	01/06/29	--	3,917,403.61	3,912,514.71	04/06/23
24	30315921	LO	Various	TX	Actual/360	5.200%	41,113.10	12,425.21	0.00	N/A	03/01/29	--	9,181,586.65	9,169,161.44	03/01/23
25	30502181	RT	Hopewell	VA	Actual/360	4.980%	37,093.53	12,395.91	0.00	N/A	01/06/29	--	8,649,870.87	8,637,474.96	04/06/23
26	30315922	SS	Various	Various	Actual/360	5.310%	40,547.81	9,485.51	0.00	N/A	02/06/29	--	8,867,755.09	8,858,269.58	04/06/23
27	30502474	RT	Elk Grove	CA	Actual/360	5.300%	39,959.69	10,017.73	0.00	N/A	03/06/29	--	8,755,621.92	8,745,604.19	04/06/23
28	30315923	OF	Gaithersburg	MD	Actual/360	4.825%	34,764.51	12,196.84	0.00	N/A	03/06/29	--	8,367,188.68	8,354,991.84	04/06/23
29	30315924	RT	New York	NY	Actual/360	5.450%	39,069.69	0.00	0.00	N/A	03/06/29	--	8,325,000.00	8,325,000.00	04/06/23
30	30502100	OF	Van Nuys	CA	Actual/360	5.168%	34,405.85	10,735.39	0.00	N/A	12/06/28	--	7,730,517.18	7,719,781.79	04/06/23
32	30315925	RT	Lawrenceville	GA	Actual/360	5.127%	32,948.29	8,988.58	0.00	N/A	01/06/29	--	7,462,365.05	7,453,376.47	04/06/23
33	30502472	MF	Gainesville	FL	Actual/360	5.450%	33,240.99	9,108.20	0.00	N/A	03/06/29	--	7,083,017.44	7,073,909.24	02/06/23
34	30315926	LO	Fort Worth	TX	Actual/360	6.022%	34,970.69	12,161.53	0.00	N/A	02/06/29	--	6,743,793.36	6,731,631.83	04/06/23
35	30315927	RT	Concord Township	OH	Actual/360	5.350%	31,381.64	7,707.32	0.00	N/A	03/06/29	--	6,811,811.45	6,804,104.13	04/06/23
36	30502281	MF	OFallon	IL	Actual/360	5.100%	29,823.45	8,183.03	0.00	N/A	02/06/29	--	6,790,917.61	6,782,734.58	04/06/23
37	30315928	RT	Woodbury	NY	Actual/360	5.400%	29,876.25	0.00	0.00	N/A	01/06/29	--	6,425,000.00	6,425,000.00	04/06/23
38	30502359	MF	Kerrville	TX	Actual/360	5.250%	25,062.07	6,413.54	0.00	N/A	03/06/29	--	5,543,683.58	5,537,270.04	04/06/23
39	30315929	MF	Detroit	MI	Actual/360	4.790%	22,032.05	7,839.43	0.00	N/A	03/06/29	--	5,341,463.34	5,333,623.91	04/06/23
40	30502408	LO	Smithfield	NC	Actual/360	5.644%	25,423.66	9,915.51	0.00	N/A	03/06/29	--	5,231,085.50	5,221,169.99	04/06/23
41	30315930	RT	Milwaukee	WI	Actual/360	5.035%	23,055.33	7,396.06	0.00	N/A	04/01/29	--	5,317,563.84	5,310,167.78	04/01/23
42	30315931	IN	Peoria	AZ	Actual/360	5.220%	23,688.65	0.00	0.00	N/A	03/06/29	--	5,270,000.00	5,270,000.00	04/06/23
43	30315932	OF	Springdale	AR	Actual/360	4.850%	21,299.58	0.00	0.00	N/A	02/06/29	--	5,100,000.00	5,100,000.00	04/06/23
44	30502282	MF	Swansea	IL	Actual/360	5.100%	18,872.31	5,560.43	0.00	N/A	02/06/29	--	4,297,300.21	4,291,739.78	04/06/23
45	30315933	MF	Wayne	MI	Actual/360	4.600%	15,553.49	5,977.57	0.00	N/A	03/06/29	--	3,926,547.69	3,920,570.12	04/06/23
46	30315934	LO	Greensboro	NC	Actual/360	6.350%	20,334.09	6,300.48	0.00	N/A	03/06/29	--	3,718,705.66	3,712,405.18	04/06/23
47	30502084	RT	Gloucester	VA	Actual/360	5.700%	18,073.69	4,561.93	0.00	N/A	01/06/29	--	3,682,244.97	3,677,683.04	04/06/23
48	30502473	IN	Fort Lauderdale	FL	Actual/360	5.361%	16,571.50	4,674.25	0.00	N/A	04/06/29	--	3,589,689.28	3,585,015.03	04/06/23
49	30315935	RT	Centennial	CO	Actual/360	5.325%	14,572.99	4,193.13	0.00	N/A	03/06/29	--	3,178,117.65	3,173,924.52	04/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
50	30315936	RT	Cypress	TX	Actual/360	4.805%	12,875.25	4,553.68	0.00	N/A	03/06/29	--	3,111,739.53	3,107,185.85	04/06/23
51	30315937	RT	Marietta	GA	Actual/360	4.905%	13,079.93	4,444.08	0.00	N/A	03/06/29	--	3,096,758.26	3,092,314.18	04/06/23
52	30315938	RT	Pelican Rapids	MN	Actual/360	6.160%	4,752.78	0.00	0.00	03/06/29	03/06/34	--	896,000.00	896,000.00	04/06/23
53	30315939	RT	Bolivar	MO	Actual/360	6.100%	4,575.17	0.00	0.00	03/06/29	03/06/34	--	871,000.00	871,000.00	04/06/23
54	30315940	RT	Carthage	MO	Actual/360	6.130%	4,341.66	0.00	0.00	03/06/29	03/06/34	--	822,500.00	822,500.00	04/06/23
Totals							2,635,936.27	421,992.86	0.00				607,318,478.43	606,896,485.57
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	11,705,370.00	11,208,566.67	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1A23	11,705,370.00	11,208,566.67	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1A4	11,705,370.00	11,208,566.67	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1A7	11,705,370.00	11,208,566.67	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	5,713,588.56	5,964,298.52	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2A	5,713,588.56	5,964,298.52	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	0.00	1,131,904.68	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	0.00	1,131,904.68	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	0.00	1,131,904.68	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	5,184,008.29	5,292,295.70	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	5,184,008.29	5,292,295.70	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A3	5,184,008.29	5,292,295.70	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A4	5,184,008.29	5,292,295.70	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,094,429.65	3,299,789.66	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	62,711,959.04	63,491,600.71	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	5,686,791.64	7,200,462.39	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9A72	5,686,791.64	7,200,462.39	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,079,167.98	2,130,886.61	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,495,988.04	2,791,795.97	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,772,506.77	1,900,343.19	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	349,979.53	1,342,126.87	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,516,805.68	1,362,991.52	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,457,741.81	2,471,437.12	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,097,469.14	2,562,726.58	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,068,938.96	1,288,778.88	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	(299,014.76)	1,369,120.20	01/01/22	12/31/22	10/12/21	0.00	0.00	0.00	0.00	0.00	0.00
19	1,522,832.75	1,815,529.01	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
21	1,735,700.00	1,890,677.92	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	785,699.57	842,709.68	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	418,921.23	416,144.36	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,478,193.93	1,512,448.04	01/01/22	09/30/22	--	0.00	0.00	53,518.54	53,518.54	0.00	0.00
25	1,341,221.76	1,287,148.26	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	950,604.50	1,035,222.93	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	5,086.10	0.00
28	1,161,434.32	991,174.25	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	824,676.85	800,351.90	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	2,644,301.47	2,293,560.14	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	755,051.41	458,431.57	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,124,775.51	1,122,468.83	01/01/22	12/31/22	--	0.00	0.00	42,251.82	84,669.33	0.00	0.00
34	(442,496.49)	(858,863.93)	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	671,945.38	634,360.36	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	721,767.98	727,164.77	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	525,983.60	515,497.89	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	593,482.65	662,020.30	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	629,740.90	679,053.52	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	616,601.34	731,123.79	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	615,921.09	477,411.98	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	644,166.86	604,859.05	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	579,988.49	526,441.28	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	440,545.07	446,677.42	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	400,872.96	568,568.14	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	390,144.21	450,941.83	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	480,799.72	471,842.87	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	283,199.45	388,918.63	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	398,863.15	569,743.23	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
50	507,306.35	394,423.30	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	432,049.65	475,816.33	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	67,337.64	66,959.44	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	65,002.80	65,422.43	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	69,560.52	69,909.72	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	193,140,442.02	202,874,441.89				0.00	0.00	95,770.36	138,187.87	5,086.10	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/23	1	7,073,909.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.040185%	5.023560%	66
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.040333%	5.023708%	67
02/17/23	1	9,197,924.47	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.040539%	5.023913%	68
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.040684%	5.024058%	69
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.040829%	5.024202%	70
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	31,101,068.25	5.040992%	5.024365%	71
10/17/22	0	0.00	0	0.00	1	7,398,832.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.074850%	5.058254%	72
09/16/22	0	0.00	0	0.00	1	7,408,437.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.075022%	5.058426%	73
08/17/22	0	0.00	0	0.00	1	7,416,795.48	0	0.00	0	0.00	1	17,711,678.79	0	0.00	0	0.00	5.075172%	5.058576%	74
07/15/22	0	0.00	0	0.00	1	7,425,111.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.075322%	5.058725%	75
06/17/22	0	0.00	0	0.00	1	7,434,588.70	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.075491%	5.058894%	76
05/17/22	0	0.00	0	0.00	1	7,442,815.93	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.075638%	5.059041%	77
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
24	30315921	03/01/23	0	B	53,518.54	53,518.54	0.00		9,181,586.65
33	30502472	02/06/23	1	1	42,251.82	84,669.33	0.00		7,095,290.48
Totals					95,770.36	138,187.87	0.00		16,276,877.13
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		47,000,000	47,000,000	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		559,896,486	552,822,576	7,073,909		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-23	606,896,486	599,822,576	7,073,909	0	0	0
Mar-23	607,318,478	607,318,478	0	0	0	0
Feb-23	607,888,438	598,690,514	9,197,924	0	0	0
Jan-23	608,305,961	608,305,961	0	0	0	0
Dec-22	608,721,604	608,721,604	0	0	0	0
Nov-22	609,185,520	609,185,520	0	0	0	0
Oct-22	640,698,270	633,299,437	0	0	7,398,833	0
Sep-22	641,200,334	633,791,897	0	0	7,408,437	0
Aug-22	641,644,911	634,228,116	0	0	7,416,795	0
Jul-22	642,087,471	634,662,360	0	0	7,425,112	0
Jun-22	642,583,435	635,148,846	0	0	7,434,589	0
May-22	643,021,737	635,578,921	0	0	7,442,816	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
46	30315934	3,712,405.18	3,712,405.18	6,300,000.00	12/17/18	389,813.43	1.22000	12/31/22	03/06/29	250
Totals		3,712,405.18	3,712,405.18	6,300,000.00		389,813.43

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing	Comments
46	30315934	LO	NC	03/13/23	98
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	30315915	22,500,000.00	4.80000%	22,500,000.00 4.80000%		8	06/30/20	05/06/20	07/02/20
16	30315918	0.00	5.59000%	0.00	5.59000%	8	05/12/22	05/12/22	06/02/22
24	30315921	9,597,561.79	5.20000%	9,597,561.79 5.20000%		8	08/26/20	06/01/20	09/11/20
Totals		32,097,561.79		32,097,561.79
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	16.79	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(363.62)	0.00	0.00	0.00
41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(22.60)	0.00	0.00	0.00
46	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	571.20	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	201.77	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		3,701.77

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "US Risk Retention Special Notices" tab for the UBS 2019-C16 Commercial

Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

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